Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
OPERATING ACTIVITIES
Net income	$ 52,100	$ 36,997	$ 31,277
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	5,757	6,037	4,544
Amortization of intangible assets	55,905	55,485	40,179
Stock-based compensation expense (Note 17)	6,313	4,909	3,710
Other non-cash operating activities	207	337	71
Deferred tax expense	14,523	5,743	2,191
Deferred tax charge			(49)
Changes in operating assets and liabilities (Note 21)	(3,575)	(5,256)	(3,849)
Cash provided by operating activities	131,230	104,252	78,074
INVESTING ACTIVITIES
Additions to property and equipment	(3,759)	(4,900)	(5,244)
Acquisition of subsidiaries, net of cash acquired (Note 3)	(48,403)	(292,053)	(67,932)
Cash used in investing activities	(52,162)	(296,953)	(73,176)
FINANCING ACTIVITIES
Proceeds from borrowing on the credit facility	10,196	297,015	68,468
Credit facility repayments	(10,793)	(322,634)	(78,659)
Payment of debt issuance costs	(40)	(1,400)
Issuance of common shares for cash, net of issuance costs (Note 15)	6,194	237,973	345
Payment of contingent consideration		(785)	(1,531)
Cash provided by (used in) financing activities	5,557	210,169	(11,377)
Effect of foreign exchange rate changes on cash	4,633	(363)	(1,368)
Increase (decrease) in cash	89,258	17,105	(7,847)
Cash, beginning of year	44,403	27,298	35,145
Cash, end of year	133,661	44,403	27,298
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	89	3,516	1,712
Cash paid during the year for income taxes	$ 8,214	$ 8,946	$ 7,862